Supplement dated February 7, 2025
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI) (each as supplemented, as applicable) of each of the following funds (the Funds):
Fund
Columbia Funds Variable Insurance Trust
Variable Portfolio - Managed Risk Fund Variable Portfolio - Managed Risk U.S. Fund	Prospectus, Summary Prospectus and SAI Dated 5/1/2024
Effective at close of business on February 7, 2025, the Funds' Class 1 shares are liquidated and all references to Class 1 shares are hereby deleted from the Prospectus, Summary Prospectus and SAI.
Shareholders should retain this Supplement for future reference.
SUP7068-0002_(02/25)